Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

December 31, 2012

Dates Covered
Collections Period	12/01/12 - 12/31/12
Interest Accrual Period	12/17/12 - 01/14/13
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/12	771,458,982.02	42,218
Yield Supplement Overcollateralization Amount at 11/30/12	12,362,123.90	0

Receivables Balance at 11/30/12	783,821,105.92	42,218
Principal Payments	23,347,021.57	621
Defaulted Receivables	1,366,426.11	65
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/12	11,747,027.83	0

Pool Balance at 12/31/12	747,360,630.41	41,532

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	8,849,560.37	686
Past Due 61-90 days	1,749,405.41	136
Past Due 91 + days	593,538.16	35

Total	11,192,503.94	857

Total 31+ Delinquent as % Ending Pool Balance	1.50%

Recoveries	745,281.40

Aggregate Net Losses/(Gains) - December 2012	621,144.71

Overcollateralization Target Amount	33,631,228.37
Actual Overcollateralization	33,631,228.37

Weighted Average APR	4.35%
Weighted Average APR, Yield Adjusted	5.20%
Weighted Average Remaining Term	53.79

Flow of Funds	$ Amount

Collections	26,820,113.74
Advances	6,387.76
Investment Earnings on Cash Accounts	3,003.54
Servicing Fee	(653,184.25)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	26,176,320.79

Distributions of Available Funds
(1) Class A Interest	367,296.62
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	23,013,925.79
(7) Distribution to Certificateholders	2,771,581.21
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	26,176,320.79

Servicing Fee	653,184.25
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 12/17/12	736,743,327.83
Principal Paid	23,013,925.79
Note Balance @ 01/15/13	713,729,402.04

Class A-1
Note Balance @ 12/17/12	23,333,327.83
Principal Paid	23,013,925.79
Note Balance @ 01/15/13	319,402.04
Note Factor @ 01/15/13	0.1681063%

Class A-2
Note Balance @ 12/17/12	309,800,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	309,800,000.00
Note Factor @ 01/15/13	100.0000000%

Class A-3
Note Balance @ 12/17/12	257,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	257,000,000.00
Note Factor @ 01/15/13	100.0000000%

Class A-4
Note Balance @ 12/17/12	127,670,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	127,670,000.00
Note Factor @ 01/15/13	100.0000000%

Class B
Note Balance @ 12/17/12	18,940,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	18,940,000.00
Note Factor @ 01/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	390,813.79
Total Principal Paid	23,013,925.79

Total Paid	23,404,739.58

Class A-1
Coupon	0.29529%
Interest Paid	5,550.36
Principal Paid	23,013,925.79

Total Paid to A-1 Holders	23,019,476.15

Class A-2
Coupon	0.52000%
Interest Paid	134,246.67
Principal Paid	0.00

Total Paid to A-2 Holders	134,246.67

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4325985
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.4745086

Total Distribution Amount	25.9071071

A-1 Interest Distribution Amount	0.0292124
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	121.1259252

Total A-1 Distribution Amount	121.1551376

A-2 Interest Distribution Amount	0.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.4333333

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/12	109,639.40
Balance as of 12/31/12	116,027.16
Change	6,387.76

Reserve Account
Balance as of 12/17/12	2,310,518.58
Investment Earnings	228.89
Investment Earnings Paid	(228.89)
Deposit/(Withdrawal)	—
Balance as of 01/15/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58